CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014		Sep. 30, 2015	Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 8,393	$ 7,225		$ 23,687	$ 21,704		$ 29,416	$ 30,614
Taxable securities	251	217		715	662		897	745
Tax-exempt securities	109	117		322	364		474	501
Federal funds sold and other	11	23		41	90		110	112
Total interest and dividend income	8,764	7,582		24,765	22,820		30,897	31,972
INTEREST EXPENSE
Deposits	1,575	1,549		4,541	4,666		6,154	6,683
Federal funds purchased and other borrowed funds	219	108		624	695		903	1,302
Subordinated debentures	99	120		339	360		480	528
Total interest expense	1,893	1,777		5,504	5,721		7,537	8,513
Net interest income	6,871	5,805		19,261	17,099		23,360	23,459
Provision for loan losses	(867)			(1,325)			589	4,200
Net interest income after provision for loan losses	7,738	5,805		20,586	17,099		22,771	19,259
Non-interest income
Services charges	238	388		744	559		788	756
Gain on sale of loans, net	44	69		166	251		321	521
Loan servicing fees	1,185	1,267		3,623	3,634		4,938	5,895
Other	256	74		777	723		1,101	1,685
Total non-interest income	1,723	1,798		5,310	5,167		7,148	8,857
Non-interest expense
Employee compensation and benefits	2,643	2,570		8,232	7,628		10,209	8,938
Occupancy	100	75		260	229		299	290
Write-down of other real estate owned		44		182	729		1,190	2,373
Other	1,392	1,575		4,309	4,149		6,517	7,736
Total non-interest expense	4,135	4,264		12,983	12,735		17,025	16,964
Income before income taxes	5,326	3,339		12,913	9,531		12,894	11,152
Income tax expense	1,996	1,068		4,839	3,403		4,684	4,140
NET INCOME	$ 3,330	$ 2,271	[1]	$ 8,074	$ 6,128	[1]	$ 8,210	$ 7,012
NET INCOME PER SHARE:
Basic	$ 0.56	$ 0.48		$ 1.37	$ 1.29		$ 1.73	$ 1.45
Diluted	0.55	$ 0.47		1.34	$ 1.26		$ 1.69	$ 1.43
Dividends paid per share	$ 0.04			$ 0.12

[1]	Adjusted for 10-for-1 stock split on April 4, 2014